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                                 NEW PROVIDENCE
                               CAPITAL GROWTH FUND

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                 a series of the New Providence Investment Trust






                             SEMI-ANNUAL REPORT 1998


                        FOR THE PERIOD ENDED NOVEMBER 30






                               INVESTMENT ADVISOR
                     New Providence Capital Management, Inc.
                        2859 Paces Ferry Road, Suite 2125
                                Atlanta, GA 30339


                       NEW PROVIDENCE CAPITAL GROWTH FUND
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863



                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.79%

       Apparel Manufacturing - 7.72%
         (a)Nautica Enterprises, Inc. ..............................................                  19,900              $  391,781
         (a)Tommy Hilfiger Corporation .............................................                  20,500               1,240,250
                                                                                                                          ----------
                                                                                                                           1,632,031
                                                                                                                          ----------
       Commercial Services - 2.32%
            D.R. Horton, Inc. ......................................................                  26,000                 490,750
                                                                                                                          ----------

       Computers - 2.91%
         (a)Sun Microsystems, Inc. .................................................                   8,300                 614,719
                                                                                                                          ----------

       Computer Software & Services - 6.72%
         (a)Keane, Inc. ............................................................                  13,200                 379,500
         (a)Network Associates, Inc. ...............................................                  10,000                 508,750
         (a)Oracle Corporation .....................................................                  15,500                 530,875
                                                                                                                          ----------
                                                                                                                           1,419,125
                                                                                                                          ----------
       Electronics - 5.21%
         (a)Lexmark International Group, Inc. ......................................                  14,400               1,101,600
                                                                                                                          ----------

       Environmental Control - 4.20%
         (a)Allied Waste Industries, Inc. ..........................................                  43,500                 886,312
                                                                                                                          ----------

       Financial Services - 6.27%
            Capital One Financial Corporation ......................................                   4,700                 517,000
            SunAmerica Inc. ........................................................                  10,200                 808,350
                                                                                                                          ----------
                                                                                                                           1,325,350
                                                                                                                          ----------
       Furniture & Home Appliances - 3.12%
            Ethan Allen Interiors Inc. .............................................                  16,700                 659,650
                                                                                                                          ----------

       Human Resources - 1.17%
         (a)Modis Professional Services, Inc. ......................................                  20,700                 247,106
                                                                                                                          ----------

       Insurance - Property & Casualty - 1.90%
            Mercury General Corporation ............................................                   9,600                 402,000
                                                                                                                          ----------

       Medical - Hospital Management & Service - 3.20%
            Integrated Health Services, Inc. .......................................                  18,400                 205,850
            United HealthCare Corporation ..........................................                  10,400                 469,300
                                                                                                                          ----------
                                                                                                                             675,150
                                                                                                                          ----------
       Miscellaneous - Manufacturing - 2.37%
            Tyco International Ltd. ................................................                   7,600                 500,175
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1998
                                                             (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - (Continued)

       Office & Business Equipment - 2.21%
            Herman Miller, Inc. ..................................................                   22,000               $  467,500
                                                                                                                          ----------

       Restaurants & Food Service - 2.77%
            Outback Steakhouse, Inc. .............................................                   16,500                  585,750
                                                                                                                          ----------

       Retail - Apparel - 11.02%
         (a)Just For Feet, Inc. ..................................................                   25,000                  565,625
            Ross Stores, Inc. ....................................................                   14,100                  512,888
            The TJX Companies, Inc. ..............................................                   48,800                1,250,500
                                                                                                                          ----------
                                                                                                                           2,329,013
                                                                                                                          ----------
       Retail - Automotive Parts - 2.55%
         (a)AutoZone, Inc. .......................................................                   17,900                  539,237
                                                                                                                          ----------

       Retail - Department Stores - 2.44%
         (a)Saks Incorporated ....................................................                   18,700                  514,250
                                                                                                                          ----------

       Retail - General Merchandise - 4.88%
         (a)Best Buy Co., Inc. ...................................................                    9,700                  558,963
            Kmart Corporation ....................................................                   31,000                  472,750
                                                                                                                          ----------
                                                                                                                           1,031,713
                                                                                                                          ----------
       Retail - Specialty Line - 5.66%
         (a)Office Depot, Inc. ...................................................                   36,700                1,195,044
                                                                                                                          ----------

       Telecommunications - 4.53%
            Century Telephone Enterprises, Inc. ..................................                    8,450                  481,650
         (a)Tellabs, Inc. ........................................................                    8,800                  475,750
                                                                                                                          ----------
                                                                                                                             957,400
                                                                                                                          ----------
       Textiles - 9.22%
            Pillowtex Corporation ................................................                   15,500                  523,125
            Shaw Industries, Inc. ................................................                   25,200                  510,300
         (a)WestPoint Stevens, Inc. ..............................................                   30,500                  915,000
                                                                                                                          ----------
                                                                                                                           1,948,425
                                                                                                                          ----------
       Transportation - Air - 4.08%
            Alaska Air Group, Inc. ...............................................                   11,200                  419,300
            Southwest Airlines Co. ...............................................                   20,550                  441,825
                                                                                                                          ----------
                                                                                                                             861,125
                                                                                                                          ----------
       Transportation - Rail - 2.32%
            Kansas City Southern Industries, Inc. ................................                   11,500                  490,906
                                                                                                                          ----------

            Total Common Stocks (Cost $20,596,341) ...............................                                        20,874,331
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1998
                                                             (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY - 1.11%

       Evergreen Money Market  Institutional Money
            Market Fund Institutional Service Shares
            (Cost $233,986) ..........................................................                233,986               $233,986
                                                                                                                            --------


Total Value of Investments (Cost $20,830,327 (b)) ..................................                   99.90%            $21,108,317
Other Assets Less Liabilities ......................................................                    0.10%                 21,954
                                                                                                   ---------             -----------
       Net Assets ..................................................................                  100.00%            $21,130,271
                                                                                                   =========             ===========



       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


            Unrealized appreciation                                                                        $       2,707,302
            Unrealized depreciation                                                                               (2,429,312)
                                                                                                             ----------------

                  Net unrealized appreciation                                                              $         277,990
                                                                                                             ================




See accompanying notes to financial statements

                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          November 30, 1998
                                                             (Unaudited)

ASSETS
       Investments, at value (cost $20,830,327) .......................................................                $ 21,108,317
       Cash ...........................................................................................                       7,781
       Income receivable ..............................................................................                       5,439
       Other assets ...................................................................................                         349
       Deferred organization expenses, net (note 4) ...................................................                      25,006
                                                                                                                       ------------

            Total assets ..............................................................................                  21,146,892
                                                                                                                       ------------

LIABILITIES
       Accrued expenses ...............................................................................                      16,621
                                                                                                                       ------------

NET ASSETS
       (applicable to 2,010,189 shares outstanding; unlimited
        shares of no par value beneficial interest authorized) ........................................                $ 21,130,271
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
       ($21,130,271 / 2,010,189 shares) ...............................................................                $      10.51
                                                                                                                       ============


NET ASSETS CONSIST OF
       Paid-in capital ................................................................................                $ 21,640,113
       Accumulated net realized loss on investments ...................................................                    (787,832)
       Net unrealized appreciation on investments .....................................................                     277,990
                                                                                                                       ------------
                                                                                                                       $ 21,130,271
                                                                                                                       ============




See accompanying notes to financial statements

                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended November 30, 1998
                                                             (Unaudited)



INVESTMENT LOSS

       Income
            Dividends ....................................................................................              $    38,262
                                                                                                                        -----------

       Expenses
            Investment advisory fees (note 2) ............................................................                   77,537
            Fund administration fees (note 2) ............................................................                   12,923
            Distribution fees (note 3) ...................................................................                   25,846
            Custody fees .................................................................................                    1,154
            Registration and filing administration fees (note 2) .........................................                    2,295
            Fund accounting fees (note 2) ................................................................                   13,536
            Audit fees ...................................................................................                    3,835
            Legal fees ...................................................................................                    7,081
            Securities pricing fees ......................................................................                    1,322
            Shareholder recordkeeping fees ...............................................................                    4,480
            Shareholder servicing expenses ...............................................................                    1,538
            Registration and filing expenses .............................................................                   12,113
            Printing expenses ............................................................................                    1,102
            Amortization of deferred organization expenses (note 4) ......................................                    2,716
            Trustee fees and meeting expenses ............................................................                    1,637
            Other operating expenses .....................................................................                      430
                                                                                                                        -----------

                  Total expenses .........................................................................                  169,545
                                                                                                                        -----------

                       Net investment loss ...............................................................                 (131,283)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

       Net realized loss from investment transactions ....................................................                 (787,836)
       Decrease in unrealized appreciation on investments ................................................               (1,157,829)
                                                                                                                        -----------

            Net realized and unrealized loss on investments ..............................................               (1,945,665)
                                                                                                                        -----------

                  Net decrease in net assets resulting from operations ...................................              $(2,076,948)
                                                                                                                        ===========



See accompanying notes to financial statements

                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (Unaudited)

                                                                                                                         For the
                                                                                                                       period from
                                                                                                                      July 11, 1997
                                                                                                                   (commencement of
                                                                                                   Period ended      operations) to
                                                                                                    November 30,          May 31,
                                                                                                       1998                1998
                                                                                                    -----------       -------------
(DECREASE) INCREASE IN NET ASSETS

     Operations
          Net investment loss ..............................................................       $   (131,283)       $   (156,113)
          Net realized (loss) gain from investment transactions ............................           (787,836)            209,061
          (Decrease) increase in unrealized appreciation on investments ....................         (1,157,829)          1,435,819
                                                                                                   ------------        ------------

              Net (decrease) increase in net assets resulting from operations ..............         (2,076,948)          1,488,767
                                                                                                   ------------        ------------

     Distributions to shareholders from
          Net realized gains from investment transactions ..................................            (52,944)                  0
                                                                                                   ------------        ------------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (a) .............             96,386          21,675,010
                                                                                                   ------------        ------------

                   Total (decrease) increase in net assets .................................         (2,033,506)         23,163,777

NET ASSETS

     Beginning of period ...................................................................         23,163,777                   0
                                                                                                   ------------        ------------

     End of period .........................................................................       $ 21,130,271        $ 23,163,777
                                                                                                   ============        ============


(a) A summary of capital share activity follows:

                                                                                            For the period from July 11, 1997
                                                                    Period ended              (commencement of operations)
                                                                   November 30, 1998                to May 31, 1998

                                                                 Shares          Value          Shares           Value
                                                             ------------    ------------    ------------    ------------

Shares sold ..............................................          7,329    $     80,138       2,002,953    $ 21,687,588
Shares issued for reinvestment
     of distributions ....................................          4,492          52,468               0               0
                                                             ------------    ------------    ------------    ------------

                                                                   11,821         132,606       2,002,953      21,687,588

Shares redeemed ..........................................         (3,467)        (36,220)         (1,118)        (12,578)
                                                             ------------    ------------    ------------    ------------

     Net increase ........................................          8,354    $     96,386       2,001,835    $ 21,675,010
                                                             ============    ============    ============    ============





See accompanying notes to financial statements

                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)

                                                                                                         For the period
                                                                                                       from September 29,
                                                                             Period ended            1997 (date of initial
                                                                             November 30,             public offering) to
                                                                                 1998                    May 31, 1998
                                                                         ---------------------       ---------------------

Net asset value, beginning of period                                                   $11.57                       $11.37

      (Loss) income from investment operations
           Net investment loss                                                          (0.07)                       (0.08)
           Net realized and unrealized (loss) gain on investments                       (0.96)                        0.28
                                                                         ---------------------       ----------------------

                Total from investment operations                                        (1.03)                        0.20
                                                                         ---------------------       ----------------------

      Distributions to shareholders from
           Net realized gain from investment transactions                               (0.03)                        0.00
                                                                         ---------------------       ----------------------


Net asset value, end of period                                                         $10.51                       $11.57
                                                                         =====================       ======================


Total return                                                                            (8.96)%                       1.76 %
                                                                         =====================       ======================


Ratios/supplemental data

      Net assets, end of period                                                   $21,130,271                  $23,163,777
                                                                         =====================       ======================

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees                                 1.64 %(a)                    1.79 %(a)
           After expense reimbursements and waived fees                                  1.64 %(a)                    1.62 %(a)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees                                (1.28)%(a)                   (1.41)%(a)
           After expense reimbursements and waived fees                                 (1.28)%(a)                   (1.24)%(a)


      Portfolio turnover rate                                                           69.70 %                      57.27 %

      Average brokerage commission per share (b)                                      $0.0500                      $0.0503

(a)   Annualized.

(b)   Represents  total  commissions  paid on portfolio  securities  divided by total  portfolio  shares  purchased or sold on which commissions were charged.


See accompanying notes to financial statements

                       NEW PROVIDENCE CAPITAL GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 1998
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The New Providence Capital Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of The New Providence
         Investment Trust (the "Trust"). The Trust, an open-ended investment company, was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide shareholders with long-term capital growth, consisting of both realized and unrealized capital gains. Current income is of secondary importance. The Fund will seek to achieve this objective by investing primarily in a portfolio of equity securities traded on domestic U.S. exchanges or on over-the-counter markets. The Fund began operations on July 11, 1997. As of November 30, 1998, one shareholder of record owned 92.48% of the outstanding shares of the Fund. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

                                                                     (Continued)

                       NEW PROVIDENCE CAPITAL GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 1998
                                   (Unaudited)



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, New Providence Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million of average daily net assets, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and recordkeeping services. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $50,000 per year. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, actts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Fund's average daily net assets.




                                                                     (Continued)

                       NEW PROVIDENCE CAPITAL GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 1998
                                   (Unaudited)



NOTE 4 - DEFERRED ORGANIZATION EXPENSES

         All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $14,464,817 and $14,075,551, respectively, for the period ended November 30, 1998.